Short-Term Borrowings and Long-term Debt (Long Term Debt) (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Debt Instrument [Line Items]
Federal Home Loan Bank, Advances, Maturities Summary, Fixed Rate	$ 3.75	$ 4.33
Federal Home Loan Bank, Advances	127,000,000	124,000,000
Fair Value Adjustments		1,406,986
Federal Home Loan Bank Borrowings, Fair Value Disclosure	127,000,000	125,406,986
Trust preferred junior subordinated debenture: Maturing by December 31, 2034 - Coupon Rate	2.958%	3.21%
Trust preferred junior subordinated debenture: Maturing by December 31, 2034 - Amount	4,124,000	4,124,000
Maturing by December 31, 2013 [Member]
Debt Instrument [Line Items]
Federal Home Loan Bank, Advances, Maturities Summary, Fixed Rate	0.31
Federal Home Loan Bank, Advances	17,000,000
Maturing by December 31, 2016 [Member]
Debt Instrument [Line Items]
Federal Home Loan Bank, Advances, Maturities Summary, Fixed Rate	4.28	4.28
Federal Home Loan Bank, Advances	55,000,000	57,000,000
Maturing by December 31, 2017 [Member]
Debt Instrument [Line Items]
Federal Home Loan Bank, Advances, Maturities Summary, Fixed Rate	4.39	4.37
Federal Home Loan Bank, Advances	55,000,000	56,500,000
Maturing by December 31, 2018 [Member]
Debt Instrument [Line Items]
Federal Home Loan Bank, Advances, Maturities Summary, Fixed Rate		2.51
Federal Home Loan Bank, Advances		$ 10,500,000